Stock-Based Compensation (Schedule Of Stock Unit Information) (Details) - USD ($) $ / shares in Units, shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Total Units
Non-vested (in shares)	1.1
Granted based on current service (in shares)	0.7
Granted based on future conditions (in shares)	0.2
Vested (in shares)	(0.8)
Forfeited (in shares)	(0.3)
Non-vested (in shares)	0.9	1.1
Fully vested stock units outstanding (in shares)	3.5
Weighted Average Grant Date Fair Value per Unit
Non-vested, Weighted Average Grant Date Fair Value (in dollars per share)	$ 33.30
Granted based on current service (in dollars per share)	39.21
Granted based on future conditions (in dollars per share)	19.66
Vested (in dollars per share)	55.82
Forfeited (in dollars per share)	25.92
Non-vested, Weighted Average Grant Date Fair Value (in dollars per share)	$ 24.07	$ 33.30
Aggregate Intrinsic Value
Total non-vested	$ 42.3
Fully vested shares available for issuance	$ 153.6
DSU
Total Units
Non-vested (in shares)	0.0
Granted based on current service (in shares)	0.3
Granted based on future conditions (in shares)	0.0
Vested (in shares)	(0.3)
Forfeited (in shares)	0.0
Non-vested (in shares)	0.0	0.0
ESUP
Total Units
Non-vested (in shares)	0.0
Granted based on current service (in shares)	0.2
Granted based on future conditions (in shares)	0.0
Vested (in shares)	(0.2)
Forfeited (in shares)	0.0
Non-vested (in shares)	0.0	0.0
PSU
Total Units
Non-vested (in shares)	1.0
Granted based on current service (in shares)	0.0
Granted based on future conditions (in shares)	0.2
Vested (in shares)	(0.1)
Forfeited (in shares)	(0.3)
Non-vested (in shares)	0.8	1.0
RSU
Total Units
Non-vested (in shares)	0.1
Granted based on current service (in shares)	0.2
Granted based on future conditions (in shares)	0.0
Vested (in shares)	(0.2)
Forfeited (in shares)	0.0
Non-vested (in shares)	0.1	0.1
Maximum | Performance Stock Unit Awards
Aggregate Intrinsic Value
Base award percentage of total shareholder return		200.00%	200.00%